Loans and Allowance for Credit Losses, Acquired credit-impaired loans - Additional Information (Detail) - City National [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Carrying value	$ 217	$ 256
Individually assessed allowance	$ 4	$ 3